Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 14, 2021
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Aggregate redemption amount (in Dollars)	$ (188,132,132)
Trust account (in Dollars)	$ 113,045,191	$ 294,395,846	$ 290,375,895
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Voting rights	one	one
Common stock, shares outstanding	10,608,178	28,750,000	28,750,000
Shares of common stock	18,141,822
Trust account (in Dollars)	$ 113,045,191
Class B Common Stock [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		7,187,500
Common stock shares issued	7,187,500	7,187,500	7,187,500
Common stock shares outstanding	7,187,500	7,187,500	7,187,500
Stockholders’ [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock, shares outstanding	10,608,178
Redemption price per share (in Dollars per share)	$ 10.37
Stockholders’ [Member] | Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Shares of common stock	18,141,822
Redemption price per share (in Dollars per share)	$ 10.37
Aggregate redemption amount (in Dollars)	$ 188,132,132
Trust account (in Dollars)	$ 113,045,191
Common stock shares issued	10,608,178
Common stock shares outstanding	10,608,178
Stockholders’ [Member] | Class B Common Stock [Member]
Class A Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock shares issued	7,187,500
Common stock shares outstanding	7,187,500